Investment in Mortgage Notes Receivable (Details) (USD $)			12 Months Ended
	Dec. 31, 2012 Property Mortgage_Notes_Receivable	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Weighted Average	Dec. 31, 2012 Carrying value	Dec. 31, 2011 Carrying value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mortgage notes receivable (in number of mortgage notes receivable)	69
Number of restaurant properties securing mortgage notes receivable (in properties)	43
Number of single-tenant retail properties securing mortgage notes receivable (in properties)	26
Investment in mortgage notes receivable, net	$ 73,438,000	$ 76,745,000
Mortgage notes receivable, outstanding face amount	68,000,000	70,600,000
Mortgage notes receivable, premium	6,900,000	6,900,000
Mortgage notes receivable, acquisition costs	2,000,000	2,000,000
Mortgage notes receivable, accumulated amortization of premium and amortization of acquisition costs	3,500,000	2,800,000
Mortgage notes receivable						$ 73,400,000	$ 76,745,000
Interest Rate			8.60%	10.47%	9.89%